Employee benefits (Details 6) - Employee gratuity cost [Member] - Parent Company Gratuity plan [Member]	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Actuarial assumptions to determine gratuity cost [Line Items]
Discount rate	6.65%	7.45%	7.75%
Rate of compensation increase	7.50%
First years [Member]
Actuarial assumptions to determine gratuity cost [Line Items]
Rate of compensation increase		8.00%	7.00%
Later than one year [member]
Actuarial assumptions to determine gratuity cost [Line Items]
Rate of compensation increase		9.00%	9.00%